Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	5.82%	(0.86%)	0.01%	1.83%	3.21%	1.72%	1.66%	1.42%	0.43%	0.49%
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	4.12%	(4.21%)	(1.14%)	3.61%	3.21%	0.89%	0.45%	1.21%	0.11%	0.73%
Class F Prospectus | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	4.94%	(10.98%)	(1.95%)	3.75%	5.49%	0.56%	1.65%	1.51%	1.57%	6.70%
Class F Prospectus | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	4.93%	1.39%	0.01%	0.39%	2.03%	1.67%	0.70%	0.16%	0.01%	0.01%
Class F Prospectus | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	4.90%	1.36%	0.02%	0.40%	2.02%	1.66%	0.67%	0.12%	0.01%	0.01%
Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	5.90%	(0.78%)	0.09%	1.91%	3.29%	1.70%	1.85%	1.50%	0.43%	0.49%
Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	4.29%	(4.05%)	(0.97%)	3.77%	3.46%	1.03%	0.49%	1.41%	0.09%	0.73%
Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	5.21%	(10.76%)	(1.68%)	4.01%	5.67%	0.92%	1.79%	1.73%	1.57%	6.70%
Class CAA Prospectus | Class CAA
Prospectus [Line Items]
Annual Return [Percent]	4.72%	1.36%	0.01%	0.35%	2.02%	1.61%	0.68%	0.17%	0.02%	0.02%
Sweep Class Prospectus | SDIT GOVERNMENT FUND - SWEEP CLASS
Prospectus [Line Items]
Annual Return [Percent]	4.81%	1.36%	0.01%	0.35%	2.01%	1.61%	0.68%	0.17%	0.02%	0.02%
Insitutional Shares Prospectus | SDIT GOVERNMENT FUND - INSTITUTIONAL, effective 1-17-2023 (formerly Class F)
Prospectus [Line Items]
Annual Return [Percent]	4.81%	1.36%	0.01%	0.35%	2.01%	1.61%	0.68%	0.17%	0.02%	0.02%